INVESTMENTS IN DIRECT FINANCING AND SALES-TYPE LEASES (Details) (USD $)	Dec. 31, 2012 assets tankers vessel
Net Investment in Direct Financing and Sales Type Leases [Abstract]
Term of charters, minimum (in years)	2 years
Term of charters, maximum (in years)	14 years
Number of offshore supply vessels chartered on long-term bareboat charters	2
Assets accounted for as direct financing leases and leased to related parties	26
Assets accounted for as sales-type leases and leased to non-related parties	2
Value of investments in sales-type leases for Glorycrown and Everbright	$ 93,500,000
Minimum future lease revenues to be received [Abstract]
2013	177,700,000
2014	216,527,000
2015	201,627,000
2016	210,544,000
2017	204,394,000
Thereafter	944,722,000
Total minimum lease revenues	$ 1,955,514,000